Commitments And Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Litigation accrual	$ 0	$ 0
Accrued Bonuses	200	207
Annual Rent expense	$ 117